Note 20 - Net Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Note 20 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,186,160	24,505,348	11,144,998
Nonvested [Member]
Note 20 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,000,000	1,900,445	1,900,445
Restricted Stock [Member]
Note 20 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,030,240